Segment Reporting - (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Geographic Schedule of Revenue and Long-lived Assets
Company-wide geographic data as of and for the years ended December 31, 2015, 2014 and 2013 are as follows:

	2015	2014	2013
Net sales
United States	$422,122	$598,071	$682,946
All other countries	215,815	243,601	235,352
Total	$637,937	$841,672	$918,298
Long-lived assets
United States	$52,771	$50,986	55,879
All other countries	11,790	14,557	13,027
Total	$64,561	$65,543	68,906

Schedule of Segment Reporting Information, by Segment

Reconciliation of Operating Profit (Loss) from Segments to Consolidated